Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Short-term Debt [Line Items]
Short-term borrowings	¥ 810,176	¥ 618,618
Unsecured Loans Weighted Average Interest Rate 2.52%
Short-term Debt [Line Items]
Short-term borrowings		55,186
Unsecured Loans Weighted Average Interest Rate 0.86%
Short-term Debt [Line Items]
Short-term borrowings	91,725
Repurchase agreement, weighted average interest rate 0.56%
Short-term Debt [Line Items]
Short-term borrowings		432,820
Repurchase agreement, weighted average interest rate 0.93%
Short-term Debt [Line Items]
Short-term borrowings	567,194
Secured Call Money Weighted Average Interest Rate 0.18%
Short-term Debt [Line Items]
Short-term borrowings		¥ 130,612
Secured Call Money Weighted Average Interest Rate 0.13%
Short-term Debt [Line Items]
Short-term borrowings	¥ 151,257